Financial Instruments - Contractual Maturities of Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [abstract]
Unamortised debt issuance cost	$ 178	$ 409